Significant Accounting Policies - Schedule of Lease Liability (Detail) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [line items]
Lease commitment			$ 3,785
Current portion		$ 724	0
Long-term portion		3,528	$ 0
Lease liability		$ 4,252
Adoption of IFRS 16 [member]
Disclosure of significant accounting policies [line items]
Extension option reasonably certain to be exercised	$ 1,530
Less: Discounting using the incremental borrowing rate	(636)
Current portion	637
Long-term portion	4,042
Lease liability	$ 4,679